Finance Lease Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Finance Lease Receivables
6.1    Finance lease receivables consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Finance lease receivables	2,769,506,956	3,484,919,078	500,577,304
Add: unamortized initial direct costs	1,374,971	420,074	60,340
Less: unearned income	(351,176,064)	(356,209,820)	(51,166,339)
Less: allowance for finance lease receivables—collective	(13,544,836)	(19,088,837)	(2,741,939)

Total finance lease receivables, net	2,406,161,027	3,110,040,495	446,729,366

Finance lease receivables—current	1,123,703,618	1,661,082,122	238,599,518
Finance lease receivables—non-current	1,282,457,409	1,448,958,373	208,129,848

Summary of Future Minimum Lease Payments Receivable
6.2    The following table presents the future minimum lease payments to be received:

	Contractual maturities
	2020	2021	2022	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	1,770,069,095	1,369,194,715	345,655,268	—	3,484,919,078

	US$	US$	US$	US$	US$
Finance lease receivables	254,254,517	196,672,515	49,650,272	—	500,577,304

Summary of Analysis of Aging Finance Lease Receivables Principal
6.3    The following table presents the aging of finance lease receivables principal as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	2,373,776,949	3,043,067,511	437,109,298
1-30 days past due	39,536,483	70,311,661	10,099,638
31-60 days past due	1,692,255	4,672,808	671,207
61-90 days past due	1,508,617	2,821,449	405,276
91-120 days past due	1,410,250	3,500,436	502,806
121-150 days past due	799,645	1,977,944	284,114
151-180 days past due	981,664	2,777,523	398,966

	2,419,705,863	3,129,129,332	449,471,305

Summary of Movement of Allowance for Finance Lease Receivables
6.4    Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at the beginning of the year	11,276,288	13,544,836	1,945,594
Additions	3,798,362	18,855,252	2,708,387
Charge-offs	(1,529,814)	(13,311,251)	(1,912,042)

Balance at the end of the year	13,544,836	19,088,837	2,741,939